UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

RARE GLOBAL INFRASTRUCTURE VALUE FUND

FORM N-Q

JUNE 30, 2018

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 3.8%
Media - 3.8%
Eutelsat Communications SA	39,667	$821,507	(a)
SES SA, FDR	14,990	274,340	(a)

TOTAL CONSUMER DISCRETIONARY		1,095,847

ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Cheniere Energy Inc.	8,336	543,424	*
Enbridge, Inc.	56,702	2,027,151
Kinder Morgan Inc.	36,490	644,778
Williams Cos. Inc.	44,099	1,195,524

TOTAL ENERGY		4,410,877

FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
CFE Capital S de RL de CV	276,400	242,717	(b)

INDUSTRIALS - 33.5%
Construction & Engineering - 7.6%
Ferrovial SA	26,667	546,691	(a)
Vinci SA	17,364	1,667,726	(a)

Total Construction & Engineering		2,214,417

Road & Rail - 9.9%
East Japan Railway Co.	4,505	431,457	(a)
Genesee & Wyoming Inc., Class A Shares	8,167	664,141	*
Getlink	47,822	655,649	(a)
GMexico Transportes SAB de CV, Class C Shares	359,900	524,440	(b)
Union Pacific Corp.	4,263	603,982

Total Road & Rail		2,879,669

Transportation Infrastructure - 16.0%
Aena SME SA	1,702	308,741	(a)
Aeroports de Paris	2,143	484,196	(a)
Atlantia SpA	36,749	1,085,052	(a)
Beijing Capital International Airport Co., Ltd., Class H Shares	572,000	601,583	(a)
China Merchants Port Holdings Co., Ltd.	310,000	625,606	(a)
DP World Ltd.	6,697	154,201	(a)
OHL Mexico SAB de CV	244,201	355,968
Transurban Group	65,060	577,776	(a)
Transurban Group	51,774	458,635

Total Transportation Infrastructure		4,651,758

TOTAL INDUSTRIALS		9,745,844

See Notes to Schedule of Investments.

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Crown Castle International Corp.	10,191	$1,098,793

UTILITIES - 40.8%
Electric Utilities - 15.6%
American Electric Power Co. Inc.	12,979	898,796
Edison International	9,083	574,681
Emera Inc.	13,632	443,806
NextEra Energy Inc.	1,917	320,196
PG&E Corp.	10,359	440,879
Spark Infrastructure Group	588,746	995,750	(a)
Terna Rete Elettrica Nazionale SpA	97,007	523,453	(a)
Transmissora Alianca de Energia Eletrica SA	69,400	336,279

Total Electric Utilities		4,533,840

Gas Utilities - 4.6%
APA Group	71,588	521,527	(a)
Infraestructura Energetica Nova SAB de CV, Class N Shares	181,607	813,929

Total Gas Utilities		1,335,456

Independent Power and Renewable Electricity Producers - 3.1%
NRG Yield Inc., Class C Shares	24,862	427,627
Pattern Energy Group, Inc., Class A Shares	24,588	461,025

Total Independent Power and Renewable Electricity Producers		888,652

Multi-Utilities - 7.1%
Dominion Energy Inc.	4,585	312,605
National Grid PLC	84,665	936,690	(a)
SCANA Corp.	9,568	368,559
Sempra Energy	3,929	456,196

Total Multi-Utilities		2,074,050

Water Utilities - 10.4%
American Water Works Co. Inc.	1,030	87,941
Pennon Group PLC	94,889	994,540	(a)
Severn Trent PLC	37,216	971,368	(a)
United Utilities Group PLC	97,429	981,072	(a)

Total Water Utilities		3,034,921

TOTAL UTILITIES		11,866,919

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,907,300)		28,460,997

See Notes to Schedule of Investments.

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $455,202)	1.851%	455,202	$455,202

TOTAL INVESTMENTS - 99.4% (Cost - $30,362,502)			28,916,199
Other Assets in Excess of Liabilities - 0.6%			166,631

TOTAL NET ASSETS - 100.0%			$29,082,830

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees(Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

RARE Global Infrastructure Value Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$1,095,847	—	$1,095,847
Industrials	$2,607,166	7,138,678	—	9,745,844
Utilities	5,942,519	5,924,400	—	11,866,919
Other Common Stocks	5,752,387	—	—	5,752,387

Total Long-Term Investments	14,302,072	14,158,925	—	28,460,997

Short-Term Investments†	455,202	—	—	455,202

Total Investments	$14,757,274	$14,158,925	—	$28,916,199

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $14,158,925 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018